Tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of total charge for the period can be reconciled to accounting profit

Thousand of Reais	2024	2023	2022

Operating Profit Before Tax	19,190,228	11,921,651	19,574,727
Tax Rate (25% income tax and 20% social contribution tax) (3)	(8,635,601)	(5,364,743)	(8,890,954)
PIS and COFINS (net of income and social contribution taxes) (1)	(3,258,281)	(3,789,866)	(3,629,609)
Non-taxable/Non-deductible:
Equity method	140,870	108,380	3,880
Non-Deductible Expenses Net from Non-Taxable Income (2)	1,345,411	1,016,111	1,161,311
Adjustments:
Recognition (Reversal) of Income/Social Contribution Taxes on Temporary Differences	(224,038)	127,166	312,227
Interest on Equity	2,589,128	2,660,040	2,361,830
Effect of CSLL (Social Contribution on Net Profit) Rate Difference (3)	1,441,329	684,133	715,075
Other adjustments	824,718	2,135,940	2,730,988
Income taxes	(5,776,465)	(2,422,839)	(5,235,252)
Comprising:
Current taxes	(6,193,804)	(7,962,995)	(4,597,818)
Deferred taxes	417,339	5,540,156	(637,434)
Taxes paid during the fiscal year	(5,423,514)	(5,892,511)	(6,077,436)
(1)	PIS and COFINS are considered as components of the profit base (net base of certain income and expenses); therefore, in accordance with IAS 12, they are recorded as income taxes.
(2)	It mainly includes the tax effect on income from updates to judicial deposits and other income and expenses that are permanent differences.
(3)	In the Consolidated Financial Statements, we account for the difference in CSLL (Social Contribution on Net Profit) tax rates of 9% (non-financial companies), 15% (financial companies), and 20% (banks).

Schedule of foreign exchange hedge

Thousand of Reais	2024	2023	2022
Foreign exchange fluctuations (net)
Gains (losses) arising from exchange rate fluctuations on the Bank’s investments in the Cayman, Luxembourg, and EFC Branches	13,627,778	(3,281,452)	(2,643,931)
Gains (losses) on financial assets and liabilities
Income generated from the use of derivative contracts as foreign exchange hedge	(14,292,394)	3,444,617	2,773,337
Income Taxes
Tax effect of derivative contracts used as hedge - PIS/COFINS	664,616	(163,165)	(129,406)
Tax effect of derivative contracts used as hedge - Income/Social Contribution Taxes	-	-	-

Schedule of effective tax rate

Thousand of Reais	2024	2023	2022
Operating Income Before Tax	19,190,228	11,921,652	19,574,727
Income Tax	(5,776,465)	(2,422,839)	(5,235,252)
Effective tax rate	30.10%	20.32%	26.74%

Schedule of bank recorded amounts in equity

Thousand of Reais	2024	2023	2022
Tax credits recognized in equity	339,389,357	139,356,609	4,853,421
Measurement of securities at fair value through other comprehensive income	333,401,042	136,550,936	2,061,631
Measurement of cash flow hedge	2,607,676	223,487	758,045
Measurement of investment hedge	562,353	562,353	562,352
Measurement of defined benefit plan	2,818,286	2,019,833	1,471,393
Tax expenses recognized in equity	(346,808,871)	(140,799,732)	(1,474,107)
Measurement of securities at fair value through other comprehensive income	(335,837,710)	(133,417,362)	(1,465,965)
Measurement of cash flow hedge	(2,628,353)	(430,444)	-
Measurement of investment hedge	(1,421,361)	(1,421,361)	-
Measurement of defined benefit plan	(6,921,447)	(5,530,565)	(8,142)
Total	(7,419,514)	(1,443,123)	3,379,314

Schedule of balances of tax assets and liabilities

Thousand of Reais	2024	2023

Deferred Tax Assets	48,223,877	43,445,704
Comprising:
Temporary differences (1)	42,737,528	37,877,300
Tax loss	5,486,349	5,561,066
CSLL 18%	-	7,338
Total deferred tax assets	48,223,877	43,445,704

Deferred tax liabilities	5,689,440	3,699,432
Comprising:
Excess depreciation of leased assets	394,257	391,490
Fair value adjustment of trading securities and derivatives	5,295,183	3,307,942
Total deferred tax liabilities	5,689,440	3,699,432
(1)	Temporary differences primarily related to impairment losses on loans and receivables, provisions for judicial and administrative proceedings, and the effect of the fair value on financial instruments.

Schedule of changes in the balances of tax assets and liabilities

Thousand of Reais	Balances at December 31, 2023	Adjustment to Income	Fair value adjustments (1)	Other (2)	Balance on December 31, 2024

Deferred Tax Assets	43,445,704	3,124,515	2,460,496	(806,838)	48,223,877
Temporary differences	37,877,300	3,206,570	2,460,496	(806,838)	42,737,528
Tax loss	5,561,066	(74,717)	-	-	5,486,349
CSLL 18%	7,338	(7,338)	-	-	-
Deferred Tax Liabilities:	3,699,432	2,238,539	597,555	(846,086)	5,689,440
Temporary differences	3,699,432	2,238,539	597,555	(846,086)	5,689,440
Total	39,746,272	885,976	1,862,941	39,248	42,534,437

Thousand of Reais	Balances at December 31, 2022	Adjustment to Income	Adjustments to fair value (1)	Other (2)	Balance on December 31, 2023

Deferred Tax Assets	38,607,588	5,720,657	(950,117)	67,576	43,445,704
Temporary differences	33,086,551	5,673,290	(950,117)	67,576	37,877,300
Tax loss	5,521,037	40,029	-	-	5,561,066
CSLL 18%	-	7,338	-	-	7,338
Deferred Tax Liabilities:	3,642,000	169,844	(116,235)	3,823	3,699,432
Temporary differences	3,642,000	169,844	(116,235)	3,823	3,699,432
Total	34,965,588	5,550,813	(833,882)	63,753	39,746,272
(1)	Refers to the tax recognized in equity.
(2)	In 2024, it refers mainly to the net of deferred taxes in the amount of R$39,248 (2023 – R$63,753 and 2022 – R$297,323), which have the same counterparty and realization period.

Schedule of expected realization of deferred tax assets

	Deferred Tax Assets				Deferred Tax Liabilities
Year	Temporary differences	Tax losses	CSLL 18%	Total	Temporary differences	Total
2025	7,467,020	601,222	-	8,068,242	1,090,672	1,090,672
2026	7,516,111	30,649	-	7,546,760	1,073,259	1,073,259
2027	5,501,618	331,136	-	5,832,754	852,844	852,844
2028	4,748,573	791,529	-	5,540,102	838,550	838,550
2029	5,519,352	1,129,474	-	6,648,826	1,330,059	1,330,059
2030 to 2034	11,984,854	2,578,464	-	14,563,318	186,536	186,536
After 2035	-	23,875	-	23,875	317,520	317,520
Total	42,737,528	5,486,349	-	48,223,877	5,689,440	5,689,440